Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [abstract]
Disclosure of maturity analysis of operating lease payments

	December 31, 2019*	December 31, 2018*
	€	€
Not later than 1 year	51	682
Later than 1 year and not later than 5 years	3	3
Later than 5 years	—	—

	54	685

*	The figures shown above are the minimum rentals payable which are payments of short-term lease and lease of low value assets under IFRS16, which are not capitalized as lease liabilities.